Document and Entity Information	6 Months Ended
Mar. 31, 2020
Document And Entity Information
Entity Registrant Name	Kibush Capital Corp
Entity Central Index Key	0001614466
Document Type	POS AM
Amendment Flag	true
Amendment description	This post-effective amendment No. 1 relates to our registration on Form S-1 (Registration No. 333-233066) which was declared effective by the Securities and Exchange Commission on October 28, 2019 (the "Registration Statement"). The Registration Statement offered for sale (1) 1,666,666,666 shares of our Common Stock at $0.0003. As of the date hereof, the Company has not sold shares pursuant to the offering. We are filing this post-effective amendment to our registration statement pursuant to the undertakings in Item 17 of the Registration Statement to (i) include the information contained in the Company's Annual Report on Form 10-K for the fiscal year ended September 30, 2019, that was filed with the SEC on March 16, 2020, (ii) include the information contained in the Company's March 31, 2020, Quarterly Report on Form 10-Q/A, that was filed on July 6, 2020, update the price of the securities to $0.003 and the amount of securities offered to 1,500,000,000, (iii) update our business plan to include our subsidiary and its business, and (iv) update certain other information in the Registration Statement. No additional securities are being registered under this Post-Effective Amendment No. 1. The additional registration fees were paid with the filing of this Post-Effective Registration Statement.
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false